Share Capital, Share Premium and Statutory Reserve	12 Months Ended
Dec. 31, 2024
Share Capital, Share Premium and Statutory Reserve [Abstract]
Share Capital, Share Premium and Statutory Reserve
20	Share Capital, Share Premium and Statutory Reserve

	No. of Shares	USD
Authorized
Ordinary shares	450,000,000	450,000,000

Share Capital
As at December 31, 2023	88,035,353	8,804
Change	1,552,500	155
As at December 31, 2024	89,587,853	8,959

Ordinary shares held in escrow (20,000,000 shares held by BPGIC PLC) have been excluded from the share capital in the table above. 1,552,500 shares that had been previously held in escrow on behalf of the original founders of Twelve Seas and excluded from the share capital were transferred to a third party. These shares were subsequently released into the public float, resulting in an increase to the number of outstanding shares and the share capital.

20,000,000 shares will be released upon the satisfaction of certain financial milestones and share price targets below the release or forfeiture of these shares in the future will not have an effect on the equity of the Group.

One-half (½) of the Escrow Property shall become vested and no longer subject to forfeiture, and be released to the seller, in the event that either: (a) the Annualized EBITDA (as defined in the Escrow Agreement) for any full fiscal quarter during the Escrow Period (beginning with the first full fiscal quarter beginning after the Closing) (an “Escrow Quarter”) equals or exceeds USD 175,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy Limited ordinary shares equals or exceeds USD 12.50 per share (subject to equitable adjustment) for any ten (10) Trading Days (as defined in the Escrow Agreement) within any twenty (20) Trading Day period during the Escrow Period.

All Escrow Property remaining in the Escrow Account shall become vested and no longer subject to forfeiture, and be released to the seller, in the event that either: (a) the Annualized EBITDA for any Escrow Quarter equals or exceeds USD 250,000,000 or (b) at any time during the Escrow Period, the closing price of the Brooge Energy Limited ordinary shares equals or exceeds USD 14.00 per share (subject to equitable adjustment) for any ten (10) Trading Days within any twenty (20) Trading Day period during the Escrow Period. The Escrow Period represents the period commencing from the closing until the end of the twentieth (20th) fiscal quarter after the commencement date of the first full fiscal quarter beginning after the closing. Escrow period was extended further for 10 years.

Share Premium	2024	2023
As at January 1	101,777,058	101,777,058
As at December 31	101,777,058	101,777,058

As required by the Articles of Association of BPGIC FZE, 10% of the profit for the year must be transferred to the statutory reserve. As at December 31, 2024, the statutory reserve equals to USD 680,643 (2023: USD 680,643).